Adv Inv | Spartan 500 Index Fund

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.100%	0.070%
Fee waiver and/or expense reimbursement A	0.005%	0.020%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.050%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.05%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 87